CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies (a) that the form of the statement of additional information used with respect to the Reserve Class of each of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 57 to the Registrant's Registration Statement ("Amendment No. 57") and (b) that Amendment No. 57 was filed electronically.






Dated:  September 13, 2007             By: /s/ Claudia A. Brandon
                                           ------------------------------
                                           Claudia A. Brandon
                                           Secretary